Related Parties - Summary of Related Parties and Nature of Relationship (Detail)	12 Months Ended
Dec. 31, 2023
Xiaopeng He [Member]
Related Party Transaction [Line Items]
Relationship with the company	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Hongdi Brian Gu [Member]
Related Party Transaction [Line Items]
Relationship with the company	Honorary Vice Chairman of the Board and President
Tao He [Member]
Related Party Transaction [Line Items]
Relationship with the company	Former Senior Vice President
HT Flying Car Inc. [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
HT Flying Car (Hong Kong) Limited [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Aerospace Technology Co., Ltd. (Guangzhou Huitian) [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (Guangdong Huitian) [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by the Principal Shareholder
Rockets Capital L.P [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Partnership Significantly Influenced by the Company
Dogotix [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Dogotix (HongKong) Limited [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
PX Robotics Inc. ("PX Robotics") [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd. ("Shenzhen Pengxing") [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Research [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Xuetao [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Jointly Controlled by the former Senior Vice President
XProbot Holdings Limited ("XProbot Holdings") [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by the Principal Shareholder